INCOME TAXES - Schedule of Reconciliation of Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Tax at Israeli statutory rate	$ (13,294)
Change in valuation allowance	18,184
Non taxable or non deductible items
Share-based payment awards	1,107
Warrants and derivatives remeasurements	(11,978)
Other	277
Tax credit
R&D Tax Credit	(592)
Other Adjustments	(131)
Taxes on income (tax benefit)	$ (1,992)	$ 2,063	$ (1,360)
Percent
Tax at Israeli statutory rate	23.00%	23.00%	23.00%
Change in valuation allowance	(31.00%)
Non taxable or non deductible items
Share-based payment awards	(2.00%)
Warrants and derivatives remeasurements	21.00%
Other	0.00%
Tax credit
R&D Tax Credit	1.00%
Other Adjustments	0.00%
Effective tax rate	3.00%
United Kingdom
Amount
Change in valuation allowance	$ 3,945
Tax credit
Other Adjustments	$ (421)
Percent
Change in valuation allowance	(7.00%)
Tax credit
Other Adjustments	1.00%
United States
Amount
Change in valuation allowance	$ 828
Tax credit
Other Adjustments	$ 82
Percent
Change in valuation allowance	(1.00%)
Tax credit
Other Adjustments	0.00%
Other foreign jurisdictions
Amount
Foreign Tax Effects	$ 1
Percent
Foreign Tax Effects	0.00%